Pension and Post-Retirement and Post-Employment Benefits - Schedule of Benefit Obligations and Plan Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension benefit liability	$ 0	$ 713
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	9	10
Deferred pension assets	358	0
Accrued liabilities	0	0
Pension benefit liability	0	713
Post-retirement and post-employment benefit liability	0	0
Net unfunded (funded) status	(367)	703
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	0	0
Deferred pension assets	0	0
Accrued liabilities	66	62
Pension benefit liability	0	0
Post-retirement and post-employment benefit liability	1,364	1,784
Net unfunded (funded) status	$ 1,430	$ 1,846